Organization and Principal Activities - Schedule of Table Describes each Subsidiary Under the Company (Details)	12 Months Ended
Sep. 30, 2025
Skycorp Solar Group Limited [Member]
Schedule of Table Describes each Subsidiary Under the Company [Line Items]
Date of Incorporation	Jan. 19, 2022
Place of Incorporation	Cayman Islands
Principal Activities	Investment holding company
Skycorp Digital Limited [Member]
Schedule of Table Describes each Subsidiary Under the Company [Line Items]
Date of Incorporation	Feb. 16, 2022
Place of Incorporation	BVI
Percentage of effective ownership for year ended September 30, 2022 & 2023	100.00%
Principal Activities	Investment holding company
GreenHash Limited [Member]
Schedule of Table Describes each Subsidiary Under the Company [Line Items]
Date of Incorporation	Mar. 30, 2022
Place of Incorporation	Hong Kong
Percentage of effective ownership for year ended September 30, 2022 & 2023	100.00%
Principal Activities	Investment holding company
PN Skycorp Solar Limited [Member]
Schedule of Table Describes each Subsidiary Under the Company [Line Items]
Date of Incorporation	Apr. 24, 2025
Place of Incorporation	USA
Percentage of effective ownership for year ended September 30, 2022 & 2023	100.00%
Principal Activities	Investment holding company
PN Solar Solutions Limited [Member]
Schedule of Table Describes each Subsidiary Under the Company [Line Items]
Date of Incorporation	May 15, 2025
Place of Incorporation	USA
Percentage of effective ownership for year ended September 30, 2022 & 2023	100.00%
Principal Activities	Investment holding company
Ningbo eZsolar Co., Ltd. [Member]
Schedule of Table Describes each Subsidiary Under the Company [Line Items]
Date of Incorporation	Jun. 29, 2023
Place of Incorporation	PRC
Percentage of effective ownership for year ended September 30, 2022 & 2023	100.00%
Principal Activities	WFOE, a holding company
Nanjing Skycorp Consulting Co., Ltd.(former name: Guangzhou Skycorp Consulting Co., Ltd) [Member]
Schedule of Table Describes each Subsidiary Under the Company [Line Items]
Date of Incorporation	Jul. 14, 2020
Place of Incorporation	PRC
Percentage of effective ownership for year ended September 30, 2022 & 2023	100.00%
Principal Activities	WFOE, a holding company
Ningbo Skycorp Solar Co., Ltd. (“Ningbo Skycorp”) [Member]
Schedule of Table Describes each Subsidiary Under the Company [Line Items]
Date of Incorporation	Apr. 26, 2011
Place of Incorporation	PRC
Percentage of effective ownership for year ended September 30, 2022 & 2023	100.00%
Principal Activities	Operating entity for HPC severs and solar PV products
Nanjing Skycorp Solar Co., Ltd [Member]
Schedule of Table Describes each Subsidiary Under the Company [Line Items]
Date of Incorporation	Jul. 21, 2025
Place of Incorporation	PRC
Percentage of effective ownership for year ended September 30, 2022 & 2023	100.00%
Principal Activities	Operating entity for solar PV products
Ningbo Skycorp Electric Power Development Co., Ltd [Member]
Schedule of Table Describes each Subsidiary Under the Company [Line Items]
Date of Incorporation	Sep. 03, 2025
Place of Incorporation	PRC
Percentage of effective ownership for year ended September 30, 2022 & 2023	100.00%
Principal Activities	Power plant investment business
Ningbo Dcloud Information Technology Co., Ltd. (“Ningbo Dcloud Information”) [Member]
Schedule of Table Describes each Subsidiary Under the Company [Line Items]
Date of Incorporation	Jul. 27, 2015
Place of Incorporation	PRC
Percentage of effective ownership for year ended September 30, 2022 & 2023	100.00%
Principal Activities	Operating entity engaged in the sale of HPC servers
Zhejiang Skycorp New Energy Co., Ltd. (“Zhejiang Skycorp”) [Member]
Schedule of Table Describes each Subsidiary Under the Company [Line Items]
Date of Incorporation	Apr. 23, 2015
Place of Incorporation	PRC
Percentage of effective ownership for year ended September 30, 2022 & 2023	100.00%
Principal Activities	Operating entity engaged in the sale of HPC servers
Zhejiang Pntech Technology Co., Ltd. (“Zhejiang Pntech”) [Member]
Schedule of Table Describes each Subsidiary Under the Company [Line Items]
Date of Incorporation	Apr. 26, 2021
Place of Incorporation	PRC
Percentage of effective ownership for year ended September 30, 2022 & 2023	65.00%
Principal Activities	Operating entity and engages in the manufacture and sale of solar PV products
Ningbo Pntech New Energy Co., Ltd. (“Ningbo Pntech”) [Member]
Schedule of Table Describes each Subsidiary Under the Company [Line Items]
Date of Incorporation	Apr. 22, 2011
Place of Incorporation	PRC
Percentage of effective ownership for year ended September 30, 2022 & 2023	75.00%
Principal Activities	Operating entity engaged in the manufacture and sale of solar PV products
Pntech (Shaoxing) New Energy Co., Ltd(“Pntech Shaoxing”) [Member]
Schedule of Table Describes each Subsidiary Under the Company [Line Items]
Date of Incorporation	Jun. 27, 2024
Place of Incorporation	PRC
Percentage of effective ownership for year ended September 30, 2022 & 2023	82.15%
Principal Activities	Not actively engaged in any business.
Ningbo Zhuoxing Logistics Co., Ltd. [Member]
Schedule of Table Describes each Subsidiary Under the Company [Line Items]
Date of Incorporation	Apr. 16, 2025
Place of Incorporation	PRC
Percentage of effective ownership for year ended September 30, 2022 & 2023	60.00%
Principal Activities	Freight Forwarder
Taizhou Yilu Technology Co., Ltd. [Member]
Schedule of Table Describes each Subsidiary Under the Company [Line Items]
Date of Incorporation	Aug. 25, 2025
Place of Incorporation	PRC
Percentage of effective ownership for year ended September 30, 2022 & 2023	100.00%
Principal Activities	Not actively engaged in any business.
Ningbo Yijiaren New Energy Co., Ltd. [Member]
Schedule of Table Describes each Subsidiary Under the Company [Line Items]
Date of Incorporation	Apr. 26, 2021
Place of Incorporation	PRC
Percentage of effective ownership for year ended September 30, 2022 & 2023	65.00%
Principal Activities	Technical service